Long Term Debt (Tables)	12 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Schedule of minimum loan payment
Twelve months ending June 30,	Minimum loan payment
2022	$1,255,687
Total minimum payments required	$1,255,687